Business Combinations and Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were as follows:

	As per the 2023 Form 20-F	Measurement period adjustments	As adjusted
Cash and cash equivalents	$16,138	$—	$16,138
Accounts receivable, net	1,464	—	1,464
Prepaid expenses and other current assets	902	1,228	2,130
Current tax assets	282	—	282
Amounts due from related parties	46	—	46
Inventories	141	—	141
Operating lease right-of-use assets	5,398	(538)	4,860
Property and equipment, net	4,773	—	4,773
Other non-current assets	2,226	—	2,226
Intangible assets	7,750	—	7,750
Total Assets	39,120	690	39,810

Accrued expenses and other current liabilities	(5,496)	(108)	(5,604)
Operating lease liabilities - current	(2,903)	—	(2,903)
Operating lease liabilities - non-current	(2,603)	646	(1,957)
Contract liabilities - current	(1,730)	—	(1,730)
Income tax payable	(382)	—	(382)
Other non-current liabilities	(3,977)	—	(3,977)
Deferred tax liability	(1,317)	—	(1,317)
Total Liabilities	(18,408)	538	(17,870)

Total identifiable net assets at fair value	20,712	1,228	21,940
Goodwill	3,991	(1,228)	2,763
Non-controlling interest	(1,855)	—	(1,855)

Purchase consideration transferred	$22,848	$—	$22,848

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Intangible assets acquired comprise of the following:

	Purchase price allocation	Useful lives (in years)
Student base (Childcare)	$4,000	4
Franchise relationships	1,700	10
Brands	1,600	10
Content	450	5
Total intangible assets acquired	$7,750

Schedule of Net Assets Transferred, Business Disposition	The following table details the net assets that were transferred as a part of this disposition.

Cash and cash equivalents	$5,546
Accounts receivable, net	515
Prepaid expenses and other current assets	741
Amounts due from related parties	747
Inventories	158
Operating lease right-of-use assets	7,050
Property and equipment, net	4,751
Other non-current assets	2,215
Intangible assets	7,002
Goodwill	1,447
Total Assets	30,172

Due to related parties	(3)
Accounts payable	(328)
Accrued expenses and other current liabilities	(3,611)
Operating lease liabilities - current	(3,607)
Operating lease liabilities - non-current	(3,480)
Contract liabilities - current	(645)
Other non-current liabilities	(3,960)
Deferred tax liability	(1,271)
Total Liabilities	(16,905)

Net assets sold	$13,267

Schedule of Gain Realized from Disposition of a Business Segment
The following table summarizes the computation of the gain realized from the disposition:

Cash received	$20,000
Net assets sold	(13,267)
Non-controlling interest	1,956
Other comprehensive income reclassified to current year operations	566
Gain on disposition	$9,255